Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	$ 597,560	$ 556,899
Allowance for credit losses	5,077	5,065
Net	592,483	551,834
Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	379,778	351,297
United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	44,330	41,806
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	31,797	27,022
Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	21,706	20,117
Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	45,630	43,804
Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	11,673	11,578
Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	62,646	61,275
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	268,169	253,357
Allowance for credit losses	680	678
Net	267,489	252,679
Residential mortgages [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	226,609	213,083
Residential mortgages [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	8,915	7,651
Residential mortgages [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,863	2,947
Residential mortgages [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	16,105	15,313
Residential mortgages [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,322	2,189
Residential mortgages [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	11,355	12,174
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	98,631	96,019
Allowance for credit losses	2,065	2,109
Net	96,566	93,910
Loans to consumers [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	75,478	72,935
Loans to consumers [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	715	1,193
Loans to consumers [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	3,741	3,298
Loans to consumers [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	4,847	3,888
Loans to consumers [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	5,833	6,023
Loans to consumers [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,800	3,138
Loans to consumers [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	5,217	5,544
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	212,972	191,038
Allowance for credit losses	1,077	1,065
Net	211,895	189,973
Business and government [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	69,933	57,918
Business and government [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	43,615	40,613
Business and government [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	18,326	15,399
Business and government [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	11,804	11,707
Business and government [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	20,955	19,876
Business and government [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	4,338	3,996
Business and government [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	44,001	41,529
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	5,135	5,130
Allowance for credit losses	1,595	1,677
Net	3,540	3,453
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,133	999
Allowance for credit losses	375	381
Net	758	618
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	94	80
Allowance for credit losses	5	25
Net	89	55
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	485	359
Allowance for credit losses	178	164
Net	307	195
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	642	581
Allowance for credit losses	332	317
Net	310	264
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	844	753
Allowance for credit losses	180	158
Net	664	595
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	505	619
Allowance for credit losses	151	159
Net	354	460
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,432	1,739
Allowance for credit losses	374	473
Net	1,058	1,266
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,830	1,797
Allowance for credit losses	325	360
Net	1,505	1,437
Financial instruments credit-impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,094	1,069
Allowance for credit losses	591	644
Net	503	425
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,211	2,264
Allowance for credit losses	679	673
Net	$ 1,532	$ 1,591